Other current liabilities	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Other current liabilities
11. Other current liabilities
Other current liabilities consisted of the following as of June 30, 2022 and December 31, 2021.

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Income tax liability	1,145	—
Payroll tax	400	1,760
Accrual for vacation	1,194	607
Other	174	134

Total	2,913	2,501

Other current liabilities are non-interest-bearing and are due within one year. The carrying amounts of other current liabilities represents fair value due to their short-term nature.